PROJECT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROJECT ASSETS [Abstract]
Schedule of project assets and related accumulated depreciation
	As of December 31,
	2016	2017
	RMB	RMB
Completed	30,188,445	32,505,243
Under construction	31,935,354	451,381,193

Less: Accumulated depreciation	(7,060,303)	(10,155,212)
Project Assets, net	55,063,496	473,731,224